Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of RSUs Activity	The following table summarized the RSUs activity and related information for the year ended December 31, 2022 and 2023:
	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2022	3,090,710	0.02
Granted	—	—
Forfeited	81,131	0.02
Vested	1,003,192	0.02
Unvested, December 31, 2022	2,006,387	0.02
Granted	—	—
Forfeited	216,350	0.02
Vested	895,019	0.02
Unvested, December 31, 2023	895,018	0.02

Schedule of valuation assumptions	The option granted on January 1, 2022 was valued using the binomial model with the assistance of an independent valuation firm using the management’s estimates and assumptions. Significant assumptions used in the valuation are set as below:
	January 1, 2022
Spot price on valuation date	US$	4.80
Expected volatility		137.01%
Risk-free interest rate		1.51%
Dividend yield		0.00%
Forfeiture rate		0.00%

	For the year ended
	December 31, 2023
Spot price on valuation date	US$	1.06
Expected volatility		120.95%-123.34%
Risk-free interest rate		3.53%-4.28%
Dividend yield		0.00%

Schedule of Share Option Activity	The following table summarizes the share options activity and related information for the years ended December 31, 2022 and 2023:
	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2022	—	—	—	—	—
Granted	250,000	0.003	10.0	60.94
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding as of December 31, 2022	250,000	0.003	9.0	60.94	2,001,626
Vested and exercisable as of December 31, 2022	83,333	0.003	9.0	60.94	667,209
Granted	861,860	0.001	9.3	7.34
Forfeited	211,584	0.003	—	49.57
Exercised	587,890	0.002	—	14.94
Outstanding as of December 31, 2023	312,386	0.001	9.3	7.34	4,004,469
Vested and exercisable as of December 31, 2023	71,517	0.001	9.3	7.34	916,775